PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE

NOTE 4 - PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE

Prepayment, deposit and other receivable consisted of the following:

	As of
	March 31,	September 30,
	2026	2025
	$	$
Advance to third parties	381,326	169,444
Advance to investment escrow account	1,000,000	1,000,000
Others	66	-
Ending balance	1,381,392	1,169,444